Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Entity Central Index Key	0000794389
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
The Tax-Exempt Fund of California® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class A
Trading Symbol	TAFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 5.72% for the year ended July 31, 2026. That result compares with a 5.05% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg California Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results, with security selection added to a lesser extent. Municipal yields rose on the short end of the curve and fell on the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 0.52 years longer, with an overweight to the long end and an underweight to the short end of the curve. An overweight in corporate bonds and an underweight in utility bonds were additive to relative results. Security selection within the special tax and general obligation sectors was particularly beneficial. Investment choices in education and health care bonds also contributed.
Duration and sector decisions detracted from relative results. From a sector perspective, overweights to housing and special tax bonds detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Fund of California — Class A (with sales charge) *	1.76%	(0.23) %	1.49%
The Tax-Exempt Fund of California — Class A (without sales charge) *	5.72%	0.54%	1.88%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg California Municipal Index †	5.05%	0.49%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 3,670,000,000
Holdings Count | Holding	1,851
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,670
Total number of portfolio holdings	1,851
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	26%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
The Tax-Exempt Fund of California® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class C
Trading Symbol	TECCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	1.32%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 4.93% for the year ended July 31, 2026. That result compares with a 5.05% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg California Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results, with security selection added to a lesser extent. Municipal yields rose on the short end of the curve and fell on the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 0.52 years longer, with an overweight to the long end and an underweight to the short end of the curve. An overweight in corporate bonds and an underweight in utility bonds were additive to relative results. Security selection within the special tax and general obligation sectors was particularly beneficial. Investment choices in education and health care bonds also contributed.
Duration and sector decisions detracted from relative results. From a sector perspective, overweights to housing and special tax bonds detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Fund of California — Class C (with sales charge) *	3.93%	(0.22) %	1.26%
The Tax-Exempt Fund of California — Class C (without sales charge) *	4.93%	(0.22) %	1.26%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg California Municipal Index †	5.05%	0.49%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 3,670,000,000
Holdings Count | Holding	1,851
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,670
Total number of portfolio holdings	1,851
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	26%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
The Tax-Exempt Fund of California® - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class F-1
Trading Symbol	TECFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 5.62% for the year ended July 31, 2026. That result compares with a 5.05% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg California Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results, with security selection added to a lesser extent. Municipal yields rose on the short end of the curve and fell on the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 0.52 years longer, with an overweight to the long end and an underweight to the short end of the curve. An overweight in corporate bonds and an underweight in utility bonds were additive to relative results. Security selection within the special tax and general obligation sectors was particularly beneficial. Investment choices in education and health care bonds also contributed.
Duration and sector decisions detracted from relative results. From a sector perspective, overweights to housing and special tax bonds detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Fund of California — Class F-1 *	5.62%	0.45%	1.78%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg California Municipal Index †	5.05%	0.49%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 3,670,000,000
Holdings Count | Holding	1,851
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,670
Total number of portfolio holdings	1,851
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	26%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
The Tax-Exempt Fund of California® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class F-2
Trading Symbol	TEFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.90% for the year ended July 31, 2026. That result compares with a 5.05% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg California Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results, with security selection added to a lesser extent. Municipal yields rose on the short end of the curve and fell on the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 0.52 years longer, with an overweight to the long end and an underweight to the short end of the curve. An overweight in corporate bonds and an underweight in utility bonds were additive to relative results. Security selection within the special tax and general obligation sectors was particularly beneficial. Investment choices in education and health care bonds also contributed.
Duration and sector decisions detracted from relative results. From a sector perspective, overweights to housing and special tax bonds detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Fund of California — Class F-2 *	5.90%	0.72%	2.05%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg California Municipal Index †	5.05%	0.49%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 3,670,000,000
Holdings Count | Holding	1,851
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,670
Total number of portfolio holdings	1,851
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	26%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
The Tax-Exempt Fund of California® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class F-3
Trading Symbol	EXCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 6.01% for the year ended July 31, 2026. That result compares with a 5.05% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg California Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results, with security selection added to a lesser extent. Municipal yields rose on the short end of the curve and fell on the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 0.52 years longer, with an overweight to the long end and an underweight to the short end of the curve. An overweight in corporate bonds and an underweight in utility bonds were additive to relative results. Security selection within the special tax and general obligation sectors was particularly beneficial. Investment choices in education and health care bonds also contributed.
Duration and sector decisions detracted from relative results. From a sector perspective, overweights to housing and special tax bonds detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Tax-Exempt Fund of California — Class F-3 2	6.01%	0.82%	2.66%
Bloomberg Municipal Bond Index 3	5.27%	0.51%	2.43%
Bloomberg California Municipal Index 3	5.05%	0.49%	2.44%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 3,670,000,000
Holdings Count | Holding	1,851
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,670
Total number of portfolio holdings	1,851
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	26%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3